Inventory, net (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019
Inventory, net
Raw materials	$ 861,216	$ 1,415,226
Packaging materials	34,350	31,829
Finished goods	37,631	12,192
Less: allowance for inventory reserve	(223,037)	0
Inventory, net	$ 710,160	$ 1,459,247